Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets.
Schedule of allocation of goodwill

	At December 31,
	2024	2023
	$’m	$’m
Europe	527	560
Americas	439	439
Total goodwill	966	999